Accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2018
SGOCO International [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Beijing SGOCO [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SGO [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
BOCA [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Century Skyway Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Shen Zhen Provizon Technology Co., Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Giant Connection Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Giant Credit Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Eleven Hau Fook Street Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Paris Sky Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
First Asia Tower Limited [Member]
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%